United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/16

Date of Reporting Period: Quarter ended 06/30/15

Item 1. Schedule of Investments

Federated Real Return Bond Fund
Portfolio of Investments
June 30, 2015 (unaudited)
Shares		Value
	U.S. TREASURY—90.2%
	U.S. Treasury Bonds—24.1%
$2,058,040	U.S. Treasury Inflation-Protected Bond, 0.625%, 2/15/2043	$1,810,351
753,510	U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2045	682,037
2,537,800	U.S. Treasury Inflation-Protected Bond, 1.375%, 2/15/2044	2,687,218
1,693,935	U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	1,912,691
826,448	U.S. Treasury Inflation-Protected Bond, 2.500%, 1/15/2029	1,015,586
	TOTAL	8,107,883
	U.S. Treasury Notes—66.1%
2,049,920	U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2023	2,011,384
3,645,670	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2017	3,691,241
1,023,460	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2018	1,038,372
5,048,300	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2019	5,107,411
599,316	U.S. Treasury Inflation-Protected Note, 0.250%, 1/15/2025	586,862
1,524,915	U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2023	1,527,908
3,041,820	U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2024	3,089,259
4,937,040	U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	5,229,261
	TOTAL	22,281,698
	TOTAL U.S. TREASURIES (IDENTIFIED COST $30,468,901)	30,389,581
	INVESTMENT COMPANIES—8.7%[1]
319,969	Federated Prime Value Obligations Fund, Institutional Shares, 0.12%[2]	319,969
412,178	High Yield Bond Portfolio	2,604,968
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,960,604)	2,924,937
	TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $33,429,505)[3]	33,314,518
	OTHER ASSETS AND LIABILITIES - NET—1.1%[4]	368,893
	TOTAL NET ASSETS—100%	$33,683,411
At June 30, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[5]United States Treasury Ultra Bond Futures (Short)	46	$7,086,875	September 2015	$121,584
The average notional value of short futures contracts held by the Fund throughout the period was $9,627,547. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At June 30, 2015, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Citigroup
Reference Entity	Series 20 Investment Grade CDX Index
Buy/Sell	Sell
Pay/Receive Fixed Rate	1.00%
Expiration Date	6/20/2018
Implied Credit Spread at 6/30/2015[6]	0.79%
Notional Amount	$12,000,000
Market Value	$208,287
Upfront Premiums Paid	$136,185
Unrealized Appreciation	$72,102
1

The average notional amount of credit default swap contracts held by the Fund throughout the period was $12,000,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holdings.
2	7-day net yield.
3	At June 30, 2015, the cost of investments for federal tax purposes was $33,429,505. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts and swap contracts was $114,987. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $83,713 and net unrealized depreciation from investments for those securities having an excess of cost over value of $198,700.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
6	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or deriviative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximtaely the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
2

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibily for any fair valuation made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$30,389,581	$—	$30,389,581
Investment Companies[1]	319,969	2,604,968	—	2,924,937
TOTAL SECURITIES	$319,969	$32,994,549	$—	$33,314,518
OTHER FINANCIAL INSTRUMENTS[2]	$121,584	$208,287	$—	$329,871
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors. Investment in this fund is deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available.
2	Other financial instruments include futures contracts and swap contracts.
3
Federated Floating Rate Strategic Income Fund
Portfolio of Investments
June 30, 2015 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.3%
		Federal Home Loan Mortgage Corporation ARM—0.2%
$264,972		FHLMC ARM 781523, 2.479%, 5/01/2034	$282,807
336,320		FHLMC ARM 1H2662, 2.605%, 5/01/2036	360,758
381,363		FHLMC ARM 848194, 2.406%, 8/01/2035	406,286
263,406		FHLMC ARM 848746, 2.519%, 7/01/2034	280,783
		TOTAL	1,330,634
		Federal National Mortgage Association ARM—0.1%
100,963		FNMA ARM 810320, 2.502%, 4/01/2034	108,222
124,911		FNMA ARM 745059, 2.036%, 9/01/2035	131,451
239,748		FNMA ARM 881959, 2.210%, 2/01/2036	256,122
		TOTAL	495,795
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,803,562)	1,826,429
		CORPORATE BONDS—12.6%
		Automotive—1.3%
2,000,000		Ford Motor Credit Co., Floating Rate Note—Sr. Note, 0.849%, 12/6/2017	1,986,888
2,000,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 1.631%, 4/10/2018	2,016,552
750,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 0.981%, 9/26/2016	753,815
1,000,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	1,037,500
2,000,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.00%, 4/29/2020	2,005,000
		TOTAL	7,799,755
		Consumer Cyclical Services—0.5%
1,000,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	965,000
2,000,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,930,000
		TOTAL	2,895,000
		Consumer Products—0.2%
1,000,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	1,055,500
		Financial Institutions—1.7%
2,000,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.25%, 7/1/2020	2,003,750
1,000,000		Bank of America Corp., Floating Rate Note—Sr. Note, 1.315%, 1/15/2019	1,009,852
950,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.154%, 4/1/2019	952,611
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 0.967%, 4/27/2018	1,995,284
1,000,000		Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, Series MTN, 1.374%, 11/15/2018	1,009,688
2,550,000	[1,2]	Hub Holdlings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	2,550,000
300,000		MUFG Union Bank, N.A., Floating Rate Note—Sr. Note, 1.031%, 9/26/2016	301,355
		TOTAL	9,822,540
		Food & Beverage—0.5%
1,000,000		Mondelez International, Inc., Floating Rate Note—Sr. Note, 0.798%, 2/1/2019	989,630
2,000,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	2,090,000
		TOTAL	3,079,630
		Health Care—1.2%
2,975,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	3,086,563
1,800,000	[1,2]	Tenet Healthcare Corp., Series 144A, 3.786%, 6/15/2020	1,818,000
1,900,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	1,968,875
		TOTAL	6,873,438

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—0.4%
$1,000,000		BP Capital Markets PLC, Floating Rate Note—Sr. Note, 0.911%, 9/26/2018	$1,003,269
1,200,000		Chesapeake Energy Corp., 3.525%, 4/15/2019	1,101,000
		TOTAL	2,104,269
		Leisure—0.1%
825,000	[1,2]	NCL Corp. Ltd., Series 144A, 5.25%, 11/15/2019	848,719
		Media Entertainment—0.3%
2,000,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.875%, 10/1/2020	2,055,000
		Metals & Mining—0.5%
3,000,000		ArcelorMittal SA, 5.125%, 6/1/2020	3,048,750
		Midstream—0.1%
450,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2019	469,125
		Packaging—0.7%
2,000,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 3.286%, 12/15/2019	1,952,500
2,000,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	2,045,000
		TOTAL	3,997,500
		Pharmaceuticals—1.4%
1,000,000		Actavis Funding SCS, Sr. Unsecd. Note, 1.368%, 3/12/2018	1,004,850
3,000,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	3,071,250
725,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	740,442
3,000,000	[1,2]	Vrx Escrow Corp, Series 144A, 5.375%, 3/15/2020	3,105,000
		TOTAL	7,921,542
		Retailers—1.0%
3,000,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	3,030,000
2,500,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	2,575,000
335,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	356,775
		TOTAL	5,961,775
		Technology—1.8%
3,300,000	[1,2]	CommScope, Inc., Series 144A, 4.375%, 6/15/2020	3,341,250
4,400,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	4,460,500
1,500,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	1,534,875
1,000,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	1,004,050
		TOTAL	10,340,675
		Wireless Communications—0.9%
3,000,000		AT&T, Inc., Sr. Unsecd. Note, 1.212%, 6/30/2020	3,015,267
2,000,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.053%, 6/17/2019	1,989,364
410,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 2.036%, 9/14/2018	424,492
		TOTAL	5,429,123
		TOTAL CORPORATE BONDS (IDENTIFIED COST $73,778,775)	73,702,341
		ASSET-BACKED SECURITIES—0.7%
		Auto Receivables—0.1%
300,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class D, 1.984%, 1/7/2025	300,744
125,000	[1,2]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.836%, 5/15/2018	124,918
300,000		Smart Trust 2013-2US, Class A4B, 0.736%, 2/14/2019	299,954
		TOTAL	725,616
		Credit Card—0.3%
1,500,000		American Express Credit Account Master 2013-1, Class B, 0.886%, 2/16/2021	1,507,244

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Student Loans—0.3%
$1,900,000	[1,2]	SLM Student Loan Trust 2013-C, Class A2B, 1.586%, 10/15/2031	$1,922,236
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,125,000)	4,155,096
		COLLATERALIZED MORTGAGE OBLIGATIONS—5.4%
		Commercial Mortgage—0.1%
600,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.235%, 7/15/2046	602,217
		Federal Home Loan Mortgage Corporation—3.1%
1,674,769		REMIC 3241 FM, 0.566%, 11/15/2036	1,680,957
5,648,036		REMIC 3293 FA, 0.506%, 3/15/2037	5,648,865
2,986,501		REMIC 3922 CF, 0.586%, 4/15/2041	2,991,794
7,482,142		REMIC 4097 KF, 0.486%, 9/15/2031	7,497,004
		TOTAL	17,818,620
		Federal National Mortgage Association—2.2%
981,576		REMIC 2006-111 FA, 0.567%, 11/25/2036	986,224
4,678,021		REMIC 2006-85 PF, 0.567%, 9/25/2036	4,715,442
381,481		REMIC 2010-134 BF, 0.617%, 10/25/2040	383,192
682,323		REMIC 2010-135 FP, 0.587%, 12/25/2040	684,144
1,640,519		REMIC 2012-135 FA, 0.487%, 11/25/2039	1,643,085
4,686,539		REMIC 2012-79 F, 0.637%, 7/25/2042	4,697,249
		TOTAL	13,109,336
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $31,520,464)	31,530,173
		FLOATING RATE LOANS—8.7%
2,990,000		Activision Blizzard, Inc., Term Loan—1st Lien, 3.25%, 10/11/2020	3,003,290
2,500,000		Altice Financing SA, Term Loan—1st Lien, 5.25%, 2/4/2022	2,517,712
6,164,489		Aramark Corp., Term Loan—1st Lien, 3.25%, 2/24/2021	6,150,187
1,940,000		Aramark Corp., Term Loan—1st Lien, 3.25%, 9/7/2019	1,941,038
2,016,454		Avago Technologies Ltd., Term Loan—1st Lien, 3.75%, 5/6/2021	2,021,939
1,812,222		Berry Plastics Group, Inc., Term Loan—1st Lien, 3.75%, 1/6/2021	1,809,205
6,389,711		Charter Communications Operating LLC, Term Loan—1st Lien, 3.00%, 1/3/2021	6,321,277
987,500		Chrysler Group LLC, Term Loan—1st Lien, 3.25%, 12/31/2018	986,745
567,143		Custom Sensors & Technologies, Inc., Term Loan—1st Lien, 4.50%, 9/30/2021	568,561
1,404,663		Darling Ingredients, Inc., Term Loan—1st Lien, 1.00%, 1/8/2021	1,407,957
2,000,000		Delos Finance Sarl, Term Loan—1st Lien, 1.00%, 3/6/2021	1,999,500
1,333,398		Garda World Security Corp., Term Loan—1st Lien, 4.00%, 11/8/2020	1,331,171
341,102		Garda World Security Corp., Term Loan—1st Lien, 4.00%, 11/8/2020	340,532
282,857		Hillman Group, Inc., Term Loan—1st Lien, 4.50%, 6/30/2021	283,741
2,651,429		Hilton Worldwide Finance LLC, Term Loan—1st Lien, 3.50%, 10/25/2020	2,655,579
1,769,231		INA Beteiligungsgesellschaft mbH, Term Loan—1st Lien, 4.25%, 5/15/2020	1,780,430
935,252		Las Vegas Sands Corp., Term Loan—1st Lien, 3.25%, 12/19/2020	932,063
711,769		Nielsen Finance LLC/Nielsen Finance Co., Term Loan—1st Lien, 3.183%, 4/15/2021	715,580
2,992,500		Onex Corp., Term Loan—1st Lien, 1.00%, 3/13/2022	2,995,118
246,250		Oxea SARL, Term Loan—1st Lien, 4.25%, 1/15/2019	238,247
1,079,169		PVH Corp., Term Loan—1st Lien, 3.25%, 2/13/2020	1,086,028
490,000		Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—1st Lien, 3.50%, 5/14/2020	489,285
1,553,297		Seminole Tribe of Florida, Term Loan—1st Lien, 1.00%, 10/11/2017	1,555,238
2,977,537		Sensata Technologies B.V., Term Loan—1st Lien, 3.00%, 10/14/2021	2,990,296
397,500		Tesoro Corp., Term Loan—1st Lien, 2.530%, 5/30/2016	397,254
3,703,267		Virgin Media Investment Holdings, Term Loan—1st Lien, 3.50%, 6/30/2023	3,672,419

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
$415,789	Water PIK, Inc., Term Loan—2nd Lien, 9.75%, 1/9/2021	$414,750
	TOTAL FLOATING RATE LOANS (IDENTIFIED COST $50,466,062)	50,605,142
	INVESTMENT COMPANIES—72.4%[3]
35,966,899	Federated Bank Loan Core Fund	363,985,017
5,571,215	Federated Project and Trade Finance Core Fund	52,202,289
6,096,823	Federated Prime Value Obligations Fund, Institutional Shares, 0.12%[4]	6,096,823
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $427,412,956)	422,284,129
	TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $589,106,819)[5]	584,103,310
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[6]	(773,893)
	TOTAL NET ASSETS—100%	$583,329,417
At June 30, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[7]United States Treasury Notes 5-Year Futures (Short)	160	$19,081,250	September 2015	$(29,124)
[7]United States Treasury Notes 10-Year Futures (Short)	100	$12,617,188	September 2015	$45,078
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$15,954
The average notional value of short futures contracts held by the Fund throughout the period was $31,951,641. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2015, these restricted securities amounted to $41,703,216, which represented 7.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2015, these liquid restricted securities amounted to $41,703,216, which represented 7.1% of total net assets.
3	Affiliated holdings.
4	7-day net yield.
5	At June 30, 2015, the cost of investments for federal tax purposes was $589,400,120. The net unrealized depreciation of investments for federal tax purposes any unrealized appreciation resulting from futures contracts was $5,926,810. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $845,920 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,142,730.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and floating rate loans acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Turstees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.

■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$1,826,429	$—	$1,826,429
Corporate Bonds	—	73,702,341	—	73,702,341
Asset-Backed Securities	—	4,155,096	—	4,155,096
Collateralized Mortgage Obligations	—	31,530,173	—	31,530,173
Floating Rate Loans	—	50,605,142	—	50,605,142
Investment Companies[1]	6,096,823	416,187,306	—	422,284,129
TOTAL SECURITIES	$6,096,823	$578,006,487	$—	$584,103,310
OTHER FINANCIAL INSTRUMENTS[2]	$15,954	$—	$—	$15,954
1	Federated Bank Loan Core Fund and Federated Project and Trade Finance Core Fund are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
6
Federated Fund for U.S. Government Securities
Portfolio of Investments
June 30, 2015 (unaudited)
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—78.5%
		Federal Home Loan Mortgage Corporation—28.1%
$17,642,784		3.000%, 8/1/2043 - 5/1/2045	$17,545,855
27,164,753		3.500%, 4/1/2042 - 9/1/2043	28,003,628
18,136,837		4.000%, 8/1/2025 - 1/1/2042	19,273,141
19,146,611		4.500%, 2/1/2024 - 9/1/2041	20,744,399
10,631,107		5.000%, 7/1/2020 - 10/1/2039	11,721,345
12,058,620		5.500%, 3/1/2021 - 9/1/2037	13,525,688
74,625		6.000%, 10/1/2017 - 2/1/2032	85,252
752,043		6.500%, 10/1/2037 - 10/1/2038	865,705
330,581		7.000%, 12/1/2031	387,302
486,216		7.500%, 1/1/2021 - 8/1/2031	574,371
		TOTAL	112,726,686
		Federal National Mortgage Association—43.9%
14,676,928		2.500%, 5/1/2028	14,929,762
37,742,750		3.500%, 12/1/2040 - 5/1/2043	39,016,273
50,796,828		4.000%, 12/1/2031 - 6/1/2044	54,106,403
21,355,185		4.500%, 12/1/2019 - 6/1/2044	23,128,231
14,603,071		5.000%, 1/1/2024 - 1/1/2040	16,165,232
2,931,986		5.500%, 9/1/2034 - 9/1/2037	3,303,529
18,782,323		6.000%, 10/1/2028 - 4/1/2038	21,794,197
2,656,255		6.500%, 6/1/2029 - 8/1/2037	3,052,287
543,145		7.000%, 8/1/2028 - 1/1/2032	632,483
1,872		7.500%, 1/1/2030	2,232
		TOTAL	176,130,629
		Government National Mortgage Association—6.5%
6,000,000	[1]	3.000%, 7/20/2045	6,046,406
12,864,774		3.500%, 12/15/2040	13,348,208
3,952,866		5.000%, 11/20/2038 - 9/20/2039	4,385,177
730,958		5.500%, 12/20/2038	822,698
594,002		6.000%, 9/20/2038	672,578
708,075		7.500%, 12/15/2023 - 7/15/2030	840,692
88,979		8.250%, 10/15/2030	109,315
45,714		8.375%, 8/15/2030	51,895
		TOTAL	26,276,969
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $299,721,885)	315,134,284
		ADJUSTABLE RATE MORTGAGE—1.2%
		Federal National Mortgage Association ARM—1.2%
4,415,066		3.038%, 1/1/2044 (IDENTIFIED COST $4,541,309)	4,566,479
		ASSET-BACKED SECURITIES—3.5%
		Auto Receivables—3.5%
2,677,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	2,681,694
3,795,000		Santander Drive Auto Receivables Trust 2014-3, Class D, 2.650%, 8/17/2020	3,810,584
4,570,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	4,557,441
2,900,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	2,904,930
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $13,921,271)	13,954,649
1

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—7.4%
		Non-Agency Mortgage-Backed Securities—7.4%
$1,736,985		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	$1,586,410
442,862		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	366,032
1,603,866	[2,3]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	1,604,603
4,887,385	[2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	4,759,941
1,692,099	[2,3]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	1,712,571
3,467,003	[2,3]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	3,498,646
756,000		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	743,157
1,261,510		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	1,177,009
185,114	[2,4]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	153,756
80,556		Sequoia Mortgage Trust 2010-H1, Class A1, 2.023%, 2/25/2040	81,306
235,228		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	234,896
1,322,077		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	1,328,696
3,522,438		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	3,292,433
2,352,350	[2,3]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	2,424,727
4,711,486	[2,3]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	4,753,211
286,848	[2,4]	Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	16,350
2,334,283		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	2,034,269
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $31,111,993)	29,768,013
		COMMERCIAL MORTGAGE-BACKED SECURITIES—6.7%
		Agency Commercial Mortgage-Backed Securities—2.7%
3,000,000	[2,3]	FREMF Mortgage Trust 2013-K24, 3.623%, 11/25/2045	3,007,617
4,615,000	[2,3]	FREMF Mortgage Trust 2014-K715, 4.118%, 2/25/2046	4,777,967
3,140,000	[2,3]	FREMF Mortgage Trust 2014-K717, 3.754%, 11/25/2047	3,171,909
		TOTAL	10,957,493
		Non-Agency Commercial Mortgage-Backed Securities—4.0%
4,910,702	[2,3]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	4,983,203
2,143,789	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	2,151,962
2,000,000		Morgan Stanley Capital I 2012-C4, Class A2, 2.111%, 3/15/2045	2,024,874
6,798,810	[2,3]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.240%, 3/15/2044	6,897,070
		TOTAL	16,057,109
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $26,915,632)	27,014,602
		REPURCHASE AGREEMENTS—4.1%
10,306,000	[5]	Interest in $775,000,000 joint repurchase agreement 0.11%, dated 6/30/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $775,002,368 on 7/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $790,502,416.	10,306,000
6,055,000	[6]	Interest in $25,000,000 joint repurchase agreement 0.06%, dated 6/18/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $25,001,333 on 7/20/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2045 and the market value of those underlying securities was $25,750,318.	6,055,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	16,361,000
		TOTAL INVESTMENTS—101.4% (IDENTIFIED COST $392,573,090)[7]	406,799,027
		OTHER ASSETS AND LIABILITIES - NET—(1.4)%[8]	(5,524,599)
		TOTAL NET ASSETS—100%	$401,274,428
2

At June 30, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[9]United States Treasury Bond Long Futures	15	$2,262,656	September 2015	$(21,363)
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,149,258 and $5,480,273, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2015, these restricted securities amounted to $43,913,533, which represented 10.9% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2015, these liquid restricted securities amounted to $43,743,427, which represented 10.9% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$157,855	$153,756
Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	12/15/1999	$463,261	$16,350
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	At June 30, 2015, the cost of investments for federal tax purposes was $392,573,090. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $14,225,937. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,038,827 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,812,890.
8	Assets, other than investments in securities, less liabilities.
9	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
3

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$315,134,284	$—	$315,134,284
Adjustable Rate Mortgage	—	4,566,479	—	4,566,479
Asset-Backed Securities	—	13,954,649	—	13,954,649
Collateralized Mortgage Obligations	—	29,597,907	170,106	29,768,013
Commercial Mortgage-Backed Securities	—	27,014,602	—	27,014,602
Repurchase Agreements	—	16,361,000	—	16,361,000
TOTAL SECURITIES	$—	$406,628,921	$170,106	$406,799,027
OTHER FINANCIAL INSTRUMENTS*	$(21,363)	$—	$—	$(21,363)
*	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
4

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 25, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2015